Wilson Bank Holding Company - Parent Company Financial Information - Balance Sheets - Parent Company Only (Parenthetical) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Parent Company Only Financial Information [Line Items]
Common stock, par value	$ 2.00	$ 2.00
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,571,968	7,498,588
Common stock, shares outstanding	7,571,968	7,498,588
Wilson Bank Holding Company [Member]
Parent Company Only Financial Information [Line Items]
Common stock, par value	$ 2.00	$ 2.00
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,571,968	7,498,588
Common stock, shares outstanding	7,571,968	7,498,588
Net unrealized losses on available-for-sale securities, income taxes	$ 421	$ 2,666